OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other assets [Abstract]
Schedule of other assets
Other assets are composed of the following for the years ended:

	December 31, 2019	December 31, 2018
	$	$
Corporate owned life insurance held in grantor trust	5,992	4,210
Pension benefits (1)	1,966	—
Deposits	1,179	1,194
Prepaid software licensing	960	1,173
Cash surrender value of officers’ life insurance	386	358
Interest rate swap agreements (2)	—	2,605
Other	35	46
	10,518	9,586

(1)	Refer to Note 20 for additional information regarding employee benefit plans.

(2)	Refer to Note 24 for additional information regarding the fair value of interest rate swap agreements.